Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Staff costs:
Wages and salaries	£ 759	£ 802		£ 815
Performance-related payments	184	99		160
Social security costs	113	102		112
Pension costs, defined contribution plans	65	67		67
Pension costs, defined benefit plans	38	38		35
Other share-based payments	1	4		7
Other personnel costs	42	34		41
Total employee benefits expense	1,202	1,146		1,237
Other administration expenses	831	710		684
Depreciation, amortisation and impairment	507	569		545
Total operating expenses before impairment losses, provisions and charges	2,540	2,425	[1]	2,466	[1]
Past service curtailment costs	£ 5	£ 0		£ 0

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.